Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Revenue	$ 68,065	$ 65,514	$ 12,201
Service Revenue	8,328	10,651	1,268
Revenue, Net	76,393	76,165	13,469
Cost of Product Revenue	50,434	48,825	7,536
Cost of Service Revenue	3,620	4,721	597
Gross Profit	22,339	22,619	5,336
Selling and Marketing Expense	22,243	23,569	5,153
Research and Development Expense	8,794	9,916	655
General and Administrative Expense	20,728	23,271	11,567
Impairment of Goodwill and Acquired Intangible Assets	34,398	10,702	0
Operating Expenses	86,163	67,458	17,375
Loss from Operations	(63,824)	(44,839)	(12,039)
Interest Expense, Related Party	(3,106)	(2,710)	(207)
Interest Expense	(1,981)	(355)	(240)
Other Income (Expense), net	1,276	(689)	(194)
Loss before Income Taxes	(67,635)	(48,593)	(12,680)
Provision for (benefit from) income taxes	825	(1,366)	42
Net Loss	$ (68,460)	$ (47,227)	$ (12,722)
Loss Per Share, Basic and Diluted [Abstract]
Basic and Diluted	$ (1.38)	$ (1.24)	$ (0.53)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic and Diluted	49,736	37,957	24,131